Equity Method Investments (Narrative) (Details)	Dec. 31, 2017
SKY Mexico [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	41.30%
Game Show Network [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	42.00%
Otter Media [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	49.80%